Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000015684
Shareholder Report [Line Items]
Fund Name	DWS Large Cap Focus Growth Fund
Class Name	Class A
Trading Symbol	SGGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Large Cap Focus Growth Fund (the "Fund") for the period August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[1]
AssetsNet	$ 390,509,837
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,252,242
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	390,509,837
Number of Portfolio Holdings	55
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,252,242

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Information Technology	48%
Communication Services	14%
Industrials	11%
Health Care	11%
Consumer Discretionary	8%
Financials	4%
Real Estate	2%
Consumer Staples	1%

C000015687
Shareholder Report [Line Items]
Fund Name	DWS Large Cap Focus Growth Fund
Class Name	Class C
Trading Symbol	SGGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Large Cap Focus Growth Fund (the "Fund") for the period August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%	[2]
AssetsNet	$ 390,509,837
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,252,242
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	390,509,837
Number of Portfolio Holdings	55
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,252,242

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Information Technology	48%
Communication Services	14%
Industrials	11%
Health Care	11%
Consumer Discretionary	8%
Financials	4%
Real Estate	2%
Consumer Staples	1%

C000015689
Shareholder Report [Line Items]
Fund Name	DWS Large Cap Focus Growth Fund
Class Name	Class S
Trading Symbol	SCQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Large Cap Focus Growth Fund (the "Fund") for the period August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$41	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[3]
AssetsNet	$ 390,509,837
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,252,242
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	390,509,837
Number of Portfolio Holdings	55
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,252,242

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Information Technology	48%
Communication Services	14%
Industrials	11%
Health Care	11%
Consumer Discretionary	8%
Financials	4%
Real Estate	2%
Consumer Staples	1%

C000015690
Shareholder Report [Line Items]
Fund Name	DWS Large Cap Focus Growth Fund
Class Name	Institutional Class
Trading Symbol	SGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Large Cap Focus Growth Fund (the "Fund") for the period August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[4]
AssetsNet	$ 390,509,837
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,252,242
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	390,509,837
Number of Portfolio Holdings	55
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,252,242

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Information Technology	48%
Communication Services	14%
Industrials	11%
Health Care	11%
Consumer Discretionary	8%
Financials	4%
Real Estate	2%
Consumer Staples	1%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.